Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 4,717,985	$ 4,105,733
Derivative financial instruments, undiscounted cash flows		108,408	47,977
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		116,382	152,104
Derivative financial instruments, undiscounted cash flows		446	(41)
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		82,266	110,366
Derivative financial instruments, undiscounted cash flows		869	(27)
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		291,547	255,885
Derivative financial instruments, undiscounted cash flows		33,590	4,570
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,778,954	2,577,420
Derivative financial instruments, undiscounted cash flows		68,371	38,426
Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,448,836	1,009,958
Derivative financial instruments, undiscounted cash flows		5,132	5,049
Trade and other accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		25,046	27,615
Trade and other accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		24,651	24,306
Trade and other accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		129	3,203
Trade and other accounts payable | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		266	106
Amounts due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		164	200
Amounts due to related parties | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		164	200
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	81,258	85,794
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	34,919	31,036
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	28,940	49,548
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	17,399	5,210
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,991	1,725
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		612	551
Other non-current liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,379	$ 1,174
Loans | Floating interest rate
Financial Risk Management
Interest rate		2.46%	4.10%
Non-derivative financial liabilities, undiscounted cash flows		$ 3,810,715	$ 3,110,835
Loans | Floating interest rate | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		54,892	45,591
Loans | Floating interest rate | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		39,196	44,867
Loans | Floating interest rate | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		227,325	208,217
Loans | Floating interest rate | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,224,725	2,004,266
Loans | Floating interest rate | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,264,577	807,894
Bonds
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		521,439	583,442
Bonds | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows			49,233
Bonds | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		10,640	9,369
Bonds | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		32,485	28,060
Bonds | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		478,314	496,780
Lease liability
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		277,372	296,122
Lease liability | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,756	1,738
Lease liability | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		3,361	3,379
Lease liability | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		14,072	14,292
Lease liability | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		75,303	75,823
Lease liability | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		182,880	200,890
Interest rate swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		114,559	52,488
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		559	7
Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		1,128	52
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		33,772	5,364
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		73,968	42,016
Interest rate swaps | Later than five years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		5,132	5,049
Cross currency swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(5,804)	(3,594)
Cross currency swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(25)	22
Cross currency swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(182)	(26)
Cross currency swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(5,597)	(3,590)
Forward foreign exchange contracts
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(347)	(917)
Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(113)	(48)
Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		$ (234)	(101)
Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows			$ (768)

[1]	Non-financial liabilities are excluded.